Annual Fund Operating Expenses - WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund - WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund	Oct. 05, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.88%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.